SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 19:-	SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION

a.
General:

Commencing January 2008, the Company has two reportable segments that are related to continuing operations: the Cellocator segment and the Pointer segment.

The Cellocator segment designs, develops and produces leading mobile resource management products, including asset tracking, fleet management and security products for sale to third party operators providing mobile resource management services.

The Pointer segment acts as an operator by bundling the products of the Cellocator segment together with a range of services, including stolen vehicle retrieval services and fleet management services, and also provides road-side assistance services for sale to insurance companies, fleets and individual customers.

During 2008, as a result of the 2007 acquisition transaction in which the Company acquired Cellocator and following the determination of the CODM (chief operating decision maker), which is the Company's Chief Executive Officer, to control and manage the results of the Company's business by means of two segments, the Company began to produce discrete operating results of two business units, the Cellocator segment and the Pointer segment.

The Company evaluates performance and allocates resources based on operating profit or loss. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

 The Company applies ASC 280, Segment Reporting (formerly FAS 131, "Disclosures about Segments of an Enterprise and Related Information").

b.	The following presents segment results of operations for the year ended December 31, 2013:

	Cellocator segment	Pointer segment	Total

Segments revenues	$24,268	$81,990	$106,258
Intersegments revenues	(8,401)	-	(8,401)

Revenues from external customers	$15,867	$81,990	$97,857

Segments operating profit	$3,065	$4,890	$7,955

Segments assets	$36,513	$78,930	$115,443

Depreciation, amortization and impairment expenses	$291	$3,758	$4,049

Expenditures for assets	$135	$4,528	$4,663

The Pointer segment revenues include revenue from services in the amount of $ 63,141.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$7,955
Intercompany adjustments on intersegment sales	(1,909)

Operating income	$6,046

Segments assets	$115,443
Intercompany elimination	(1,779)

Total assets	$113,664

b.	The following presents segment results of operations for the year ended December 31, 2012:

	Cellocator segment	Pointer segment	Total

Segments revenues	$22,660	$68,540	$91,200
Intersegments revenues	(6,368)	-	(6,368)

Revenues from external customers	$16,292	$68,540	$84,832

Segments operating profit	$1,731	$3,015	$4,746

Segments assets	$12,522	$85,003	$97,525

Depreciation, amortization and impairment expenses	$561	$4,985	$5,546

Expenditures for assets	$156	$3,877	$4,033

The Pointer segment revenues include revenue from services in the amount of $ 54,306.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$4,746
Intercompany adjustments on intersegment sales	342

Operating income	$5,088

Segments assets	$97,525
Intercompany elimination	(1,240)

Total assets	$96,285

The following presents segment results of operations for the year ended December 31, 2011:

	Cellocator segment	Pointer segment	Total

Segments revenues	$24,199	$68,709	$92,908
Intersegments revenues	(6,990)	-	(6,990)

Revenues from external customers	$17,209	$68,709	$85,918

Segments operating profit (loss)	$(5,366)	$2,512	$(2,854)

Segments assets	$16,780	$74,146	$90,926

Depreciation, amortization and impairment expenses	$8,224	$4,486	$12,710

Expenditures for assets	$247	$4,198	$4,445

The Pointer segment revenues include revenue from services in the amount of $ 54,681.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$(2,854)
Intercompany adjustments on intersegment sales	241

Operating income	$(2,613)

Segments assets	$90,926
Intercompany elimination	(1,588)

Total assets	$89,338

c.	Summary information about geographical areas:

		Year ended December 31,
		2013	2012	2011

1.	Revenues *):

	Israel	$68,735	$60,423	$61,498
	Latin America	16,422	12,611	12,856
	Europe	8,928	10,289	10,275
	Other	3,772	1,509	1,289

		$97,857	$84,832	$85,918

*)	Revenues are attributed to geographic areas based on the location of the end-customers.

		December 31,
		2013	2012	2011

2.	Long-lived assets:

	Israel	$68,832	$58,200	$56,735
	Argentina	779	1,203	1,179
	Mexico	381	386	445
	Brazil	2,475	-	-
	Other	8	7	3

		$72,475	$59,796	$58,362

d.	In 2013, 2012 and 2011, none of our customer accounted above 10% of the Company's revenues.